FAIR VALUE MEASUREMENTS (Non-recurring Change in Fair Value) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	¥ 125,524,021	$ 18,079,220		¥ 6,217,151
Non-recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	125,524,021		0	6,217,151
Carrying value of assets before impairment	125,524,021		0	6,217,157
Carrying value of assets after impairment			0	6,217,151	$ 125,524,021
Property, plant and equipment, net, total	4,738,681,353		3,766,435,564	3,101,795,172
Non-recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net	0		0	0
Non-recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net	0		0	0
Non-recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, net	¥ 4,738,681,353		¥ 3,766,435,564	¥ 3,101,795,172